Annual Operating Expenses {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund Retail PRO-09 - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund
Apr. 01, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.46%